Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan	$ 394,000	$ 204,000
Employer matching contribution description	In conjunction with freezing the pension plan, the Company changed the matching contribution calculation from twenty-five percent of the first six percent of an employee's contribution to 100% of an employee's first three percent contributed and 50% of the next two percent contributed.
Pension plan eligibility age of employees	20 years 6 months
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1000 hours
Additional benefits under pension plan	0
Effect of curtailment on projected benefit obligation	4,039,000
Accumulated other comprehensive loss	2,666,000
Unrecognized actuarial loss	3,777,000	4,588,000
Unrecognized actuarial net of tax	1,946,000	2,364,000
Accumulated benefit obligation for defined benefit pension plan	16,953,000	14,537,000
Net periodic benefit cost over the next fiscal year	265,000
Rate of compensation increase used to determine the benefit obligation	0.00%
Long-term rate of return on plan assets	7.00%	7.00%
Employer contribution	1,515,000	4,900,000
Fund status	(769,000)	(2,990,000)
Total distribution to participant	1,471,000	4,785,000
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	1,498,000	1,111,000
Expenses recorded for supplemental retirement plan	398,000	412,000
Total distribution to participant	$ 11,000	$ 0